Net Securities Gains (Losses) (Summary Of Net Securities Gains (Losses)) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Securities Gains (Losses) [Abstract]
Net realized gains on securities		$ 644,777,000		$ 182,060,000		$ 10,440,000
Write-down of investments		(3,586,000)	[1]	(2,474,000)	[1]	(31,420,000)	[1]
Net unrealized gains (losses) on trading securities		285,000		(92,000)		(126,000)
Net securities gains (losses)	$ 417,887,000	$ 641,476,000		$ 179,494,000		$ (21,106,000)

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.